Income Taxes - Schedule of Provision for Income Taxes (Details)	6 Months Ended
	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 JPY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense
Deferred tax benefit
Total provision for income taxes